COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Contractors [Abstract]
Schedule of Costs and Estimated Earnings on Uncompleted Contracts
Costs and estimated earnings on uncompleted contracts consist of the following at July 31, 2017 and April 30, 2017:
	July 31, 2017	April 30, 2017
Costs incurred on uncompleted contracts	$17,191,287	$16,362,011
Estimated contract earnings	3,849,901	3,714,584
	21,041,188	20,076,595
Less: Billings to date	23,618,114	21,771,566
Total	$(2,576,926)	$(1,694,971)
Costs and estimated earnings in excess of billings on uncompleted contracts	$334,956	$410,826
Billings in excess of cost and estimated earnings on uncompleted contracts	2,911,882	2,105,797
Total	$(2,576,926)	$(1,694,971)
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Costs and estimated earnings on uncompleted contracts consist of the following at April 30, 2017 and 2016:

	April 30, 2017	April 30, 2016

Costs incurred on uncompleted contracts	$16,362,011	$28,884,776
Estimated contract earnings	3,714,584	4,367,463
	20,076,595	33,252,239
Less: Billings to date	21,771,566	34,253,318
Total	$(1,694,971)	$(1,001,079)
Costs and estimated earnings in excess of billings on uncompleted contracts	$410,826	$357,210
Billings in excess of cost and estimated earnings on uncompleted contracts	2,105,797	1,358,289
Total	$(1,694,971)	$(1,001,079)